CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		1 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Sep. 30, 2021	Feb. 09, 2021	Sep. 30, 2020	Apr. 15, 2020	Jul. 31, 2019	Nov. 23, 2018
Ordinary shares, par value	$ 0	$ 0	$ 0		$ 0		$ 1.00	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	10,000,000		20,319,276		10,000,000			50,000
Ordinary shares, outstanding	10,000,000		20,319,276		10,000,000
Convertible Preferred Stock [Member]
Convertible preferred shares, par value			$ 0		$ 0	$ 0
Convertible preferred shares, issued			0		500,000
Convertible preferred shares, outstanding			0	500,000	500,000